Capital [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital | TREASURY TRUST FUND | CAPITAL SHARES
Prospectus [Line Items]
Annual Return [Percent]	4.11%	5.11%	4.92%	1.40%	0.01%